Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments - fair values and risk management
Summary of fair value hierarchy carrying amounts of financial assets and financial liabilities

		As of December 31, 2023
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	130,175	130,175	130,175	—	—
Financial assets at FVOCI
Equity investments	Other financial assets and other non-current assets	6,346	6,346	—	—	6,346
Total financial assets		136,521	136,521	130,175	—	6,346
Financial liabilities at FVTPL
Contingent consideration	Other liabilities and other non-current liabilities	15,369	15,369	—	—	15,369
Financial liabilities measured at amortized cost
Capitalized sport rights licenses	Trade payables – current and Trade payables – non-current	1,110,450	1,096,688	—	1,096,688	—
Total financial liabilities		1,125,819	1,112,057	—	1,096,688	15,369

		As of December 31, 2022
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	124,344	124,344	124,344	—	—
Financial assets at FVOCI
Equity investment	Other financial assets and other non-current assets	2,820	2,820	—	—	2,820
Total financial assets		127,164	127,164	124,344	—	2,820
Financial liabilities measured at fair value
Contingent consideration	Other liabilities and other non-current liabilities	23,201	23,201	—	—	23,201
Financial liabilities measured at amortized cost
Capitalized sport rights licenses	Trade payables – current and Trade payables – non-current	413,168	401,867	—	401,867	—
Total financial liabilities		436,369	425,068	—	401,867	23,201

Summary of reconciliation from the opening balances to the closing balances for level 3 fair values

	Equity	Contingent
in €‘000	investments	consideration
Balance as of January 1, 2023	2,820	23,201
Additions	3,716	1,400
Payments	—	(8,575)
Net change in fair value – unrealized (included in OCI)	(190)	—
Net change in fair value – unrealized (included in Finance cost / income)	—	(657)
Balance as of December 31, 2023	6,346	15,369

	Equity	Contingent
in €‘000	investment	consideration
Balance as of January 1, 2022	2,605	8,436
Additions	—	18,800
Payments	—	(5,585)
Net change in fair value – unrealized (included in OCI)	215	—
Net change in fair value – unrealized (included in Finance cost / income)	—	1,550
Balance as of December 31, 2022	2,820	23,201

Summary of contractual cash flows for financial liabilities

	As of December 31, 2023
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	231,582	705,753	497,514	1,434,849
Deferred & contingent consideration cash flows	8,376	7,197	—	15,573
Bank debt - contractual cash flows[1]	1,840	4,370	—	6,210
Lease liabilities cash flows	10,470	27,358	29,359	67,187
Other financial liabilities	4,553	—	—	4,553
Total	256,821	744,678	526,873	1,528,372

	As of December 31, 2022
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	206,026	220,008	84,278	510,312
Deferred & contingent consideration cash flows	14,539	9,220	—	23,759
Bank debt - contractual cash flows[1]	1,840	6,211	—	8,051
Lease liabilities cash flows	6,083	13,646	3,146	22,875
Other financial liabilities	2,992	—	—	2,992
Total	231,480	249,085	87,424	567,989
[1]

For the €220.0 million unutilized RCF, the foreseeable interest expense will be €1.84 million per annum, based on the assumption the RCF remains undrawn and the Senior Secured Net Leverage Ratio remains equal to or less than 3.00:1.00. Refer to Note 21.

Summary of provides information about the exposure to credit risk and ECLs for loans receivable

Loans receivable: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Grades 1 - 6: Low risk (BBB- to AAA)	310	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,441	60.7%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2023	16,009		(14,345)
Grades 1 - 6: Low risk (BBB- to AAA)	359	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,559	58.5%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2022	16,176		(14,345)

Summary of trade receivables from individual customers: exposure To credit risk and ECLs

Trade receivables from individual customers: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Current (not past due)	44,431	1.6%	(726)	no
1 to 60 days past due	20,279	2.8%	(562)	no
61 to 90 days past due	2,691	7.8%	(211)	no
More than 90 days past due	13,460	60.3%	(8,116)	yes
Total as of December 31, 2023	80,861		(9,615)

Current (not past due)	27,752	0.4%	(113)	no
1 to 60 days past due	26,326	1.3%	(334)	no
61 to 90 days past due	3,036	3.8%	(116)	no
More than 90 days past due	11,817	41.9%	(4,956)	yes
Total as of December 31, 2022	68,931		(5,519)

Summary of effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies

	Year Ended December 31,
in €‘000	2023	2022
€ exchange rate +10%	(47,960)	1,934
€ exchange rate +5%	(23,980)	967
€ exchange rate -5%	23,980	(967)
€ exchange rate -10%	47,960	(1,934)